Equity - Schedule of Movements in Ordinary Shares (Parentheticals) (Details) - $ / shares	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pharma15 acquisition [Member] | 2024-03-04 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			$ 0.059
Rights issue [Member] | 2023-12-08 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.07
Rights issue [Member] | 2025-10-24 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	$ 0.03
Rights issue [Member] | 2025-12-05 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	0.03
Rights issue [Member] | 2025-12-09 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value	$ 0.03
Forfeiture shares as per employment contract [Member] | 2023-12-14 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.105
Lieu of cash for services rendered [Member] | 2024-01-05 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.0864
Rights issue shortfall [Member] | 2024-01-31 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.07
Lind agreement [Member] | 2024-02-09 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.07
Lind agreement [Member] | 2024-02-14 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.059
Lind agreement [Member] | 2024-03-12 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.052
Lind agreement [Member] | 2024-04-15 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			0.045
Lind agreement [Member] | 2024-05-16 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value			$ 0.035
Issue of securities [Member] | 2024-07-01 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		$ 0.04
Tranche 2 placement shares [Member] | 2024-08-21 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.04
Tranche 2 placement shares [member] | 2024-08-21 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.04
Lantheus investment [Member] | 2024-08-23 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.05
Issue of placement shares [Member] | 2024-09-13 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.04
Achievement of a milestone [Member] | 2024-12-13 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.036
Forfeiture shares [Member] | 2024-12-16 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.036
Issue of placement shares to Lantheus [Member] | 2025-01-20 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		0.06
Milestone payments [Member] | 2025-06-12 [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares par value		$ 0.025